Shareholders Equity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Begining Balance, amount	$ (25,057)	$ 119,501
Common stock issued to parent, amount		0
Common stock issued for cash, amount	255,000	15,500
Common stock issued for services, amount	124,200	117,800
Common stock issued for assignment of patent pending, amount	25,000
Amortization of deferred equity consideration, amount	52,083
Vesting of common stock option, amount	189,000
Unrealized gain (loss) on parent common stock, amount	114,000	(98,000)
Net (Loss)	(621,867)	(179,858)
Ending balance, amount	112,359	(25,057)
Common Stock
Begining Balance, shares		750,000
Begining Balance, amount		750
Common stock issued to parent, shares		5,250,000
Common stock issued to parent, amount		5,250
Common stock issued for cash, shares	5,050,000	465,000
Common stock issued for cash, amount	5,050	465
Common stock issued for services, shares	3,401,000	3,534,000
Common stock issued for services, amount	3,401	3,534
Common stock issued for assignment of patent pending, shares	100,000
Common stock issued for assignment of patent pending, amount	100
Common stock issued for customer assignment agreement, shares	500,000
Common stock issued for customer assignment agreement, amount	500
Vesting of common stock option, shares
Vesting of common stock option, amount
Unrealized gain (loss) on parent common stock, shares
Unrealized gain (loss) on parent common stock, amount
Net (Loss)
Ending balance, shares	19,050,000	9,999,000
Ending balance, amount	19,050	9,999
Additional Paid-In Capital
Begining Balance, amount		189,250
Common stock issued to parent, amount		(5,250)
Common stock issued for cash, amount	249,950	15,035
Common stock issued for services, amount	120,799	114,266
Common stock issued for assignment of patent pending, amount	24,900
Common stock issued for customer assignment agreement, amount	124,500
Vesting of common stock option, amount	189,000
Unrealized gain (loss) on parent common stock, amount
Net (Loss)
Ending balance, amount	1,022,450	313,301
Deffered Equity Consideration
Common stock issued for customer assignment agreement, amount	(125,000)
Amortization of deferred equity consideration, amount	52,083
Ending balance, amount	(72,917)
Accumulated Comprehensive Loss
Begining Balance, amount		(54,000)
Common stock issued to parent, amount		0
Common stock issued for cash, amount
Common stock issued for services, amount
Common stock issued for assignment of patent pending, amount
Common stock issued for customer assignment agreement, amount
Vesting of common stock option, amount
Unrealized gain (loss) on parent common stock, amount	114,000	(98,000)
Net (Loss)
Ending balance, amount	(38,000)	(152,000)
Accumulated Deficit
Begining Balance, amount		(16,499)
Common stock issued to parent, amount		0
Common stock issued for cash, amount
Common stock issued for services, amount
Common stock issued for assignment of patent pending, amount
Common stock issued for customer assignment agreement, amount
Vesting of common stock option, amount
Unrealized gain (loss) on parent common stock, amount
Net (Loss)	(621,867)	(179,858)
Ending balance, amount	$ (818,224)	$ (196,357)